EXHIBIT 99.8

CONSOLIDATED ANALYTICS DATA COMPARE REPORT

Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
119	Total Qualified Assets Post-Close	XX/XX/XXXX	XX/XX/XXXX	True data is assets available after closing.
298	Property Address	XX/XX/XXXX	XX/XX/XXXX	Per Note
298	Occupancy	XX/XX/XXXX	XX/XX/XXXX
298	Qualifying FICO	XX/XX/XXXX	XX/XX/XXXX	Per Credit Liabilites
298	Total Closing Costs	XX/XX/XXXX	XX/XX/XXXX	compliance
298	Total Qualified Assets Post-Close	XX/XX/XXXX	XX/XX/XXXX	Per Assets
122	Total Qualified Assets Post-Close	XX/XX/XXXX	XX/XX/XXXX	Confirmed with system calculations
122	Escrow Waiver in File	XX/XX/XXXX	XX/XX/XXXX	Compliance
123	Qualifying FICO	XX/XX/XXXX	XX/XX/XXXX	Confirmed
123	Total Qualified Assets Post-Close	XX/XX/XXXX	XX/XX/XXXX	Confirmed with the system calculations.
299	Total Qualified Assets Post-Close	XX/XX/XXXX	XX/XX/XXXX	Post close assets are correct
299	Escrow Waiver in File	XX/XX/XXXX	XX/XX/XXXX	Mapping issue
303	Note Date	XX/XX/XXXX	XX/XX/XXXX	The XXX is XX/XX/XXXX per note in file which matches the tape data
303	Loan Purpose	XX/XX/XXXX	XX/XX/XXXX	Subject is a XXX. The tape data is more specific as a Refi-no cash out
303	Refinance Type	XX/XX/XXXX	XX/XX/XXXX	The subject is a limited cash out which matches the tape data. The discrepancy is because there are no spaces in the tapedata
303	Loan Product Type	XX/XX/XXXX	XX/XX/XXXX	The subject is a XXX year fixed. The tape data is more specific which is not an available drop down option
126	Note Date	XX/XX/XXXX	XX/XX/XXXX	XXX matches and is correct as per final note.
126	First Payment Date	XX/XX/XXXX	XX/XX/XXXX	XXX matches and is correct as per final note.
126	Refinance Type	XX/XX/XXXX	XX/XX/XXXX	XXX is correct as per XXX and lender approval.
126	Loan Purpose	XX/XX/XXXX	XX/XX/XXXX	XXX is correct as per XXX final CD and lender approval.
126	Loan Product Type	XX/XX/XXXX	XX/XX/XXXX	Loan product is correct as per lender guidelines, XXX and lock confirmation.
132	Property Type	XX/XX/XXXX	XX/XX/XXXX	XXX per appraisal is single family
132	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX is XX/XX/XXXX
133	Property Type	XX/XX/XXXX	XX/XX/XXXX	verified per appraisal
129	Property Type	XX/XX/XXXX	XX/XX/XXXX	XXX

Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
300	Property Address	XX/XX/XXXX	XX/XX/XXXX	Confirmed Street as spelled out as per the Note
253	Property Type	XX/XX/XXXX	XX/XX/XXXX	Updated as per Appraisal document
281	Qualifying LTV	XX/XX/XXXX	XX/XX/XXXX	Rounding issue.
281	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI matches DU.
284	Qualifying LTV	XX/XX/XXXX	XX/XX/XXXX	Calculated LTV matches with lenders calculation. Roundoff verified. XXX/XXX*XXX%=XXX% — Roundoff to XXX%.
286	Application Date	XX/XX/XXXX	XX/XX/XXXX	Per the initial 1003 in file
301	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI Discrepancies Audited: Total Subject Housing Expense XXX/AUS: Total Subject Housing Expense XXX DTI Comparison DTI difference due to monthly Hazard insurance Audited DTI: Front XXX% Back XXX% XXX DTI: Front XXX% Back XXX% AUS DTI: Front XXX% Back XXX% Observation: All variances are within the allowable XXX% tolerance and meet Guideline DTI of XXX%
147	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI variance of True data: XXX% vs Tape Data: XXX% is due to income calculation: True data calculated B2 income for XXX: XXX (included Mortgage payable in less than XXX year for XXX: XXX and XXX: XXX) and Tape Data Excluded Mortgage payable in less than XXX year that resulted in the variance. Also there was a small difference in the XXX U. XXX Joes, Co XXX — True data used XXX = Taxes XXX (page XXX) + Hazard Insurance XXX (page: XXX) Vs Tape Data: -$XXX.
153	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	The total housing expense for the retained residence at XXX XXX was found to be XXX per month vs XXX per month reflected on the REO section of the 1003.
282	Property Type	XX/XX/XXXX	XX/XX/XXXX	XXX captured as per AVM and Desk review
143	Property Type	XX/XX/XXXX	XX/XX/XXXX	XXX updated as per Appraisal doc.
143	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Difference is the rental income calculations
307	Property Address	XX/XX/XXXX	XX/XX/XXXX	Updated as per the Note document available in the package.
307	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Updated as per the income and credit documents available.
311	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit_calculated from diligence and verified income/expenses, rounding issues perhaps,
136	Property Type	XX/XX/XXXX	XX/XX/XXXX	Confirmed the SFD as per the appraisal
165	Property Type	XX/XX/XXXX	XX/XX/XXXX	Data matches the difference is format.
249	Property Address	XX/XX/XXXX	XX/XX/XXXX	True data reflects the unabbreviated street address as it is on the Note in file.
249	Qualifying LTV	XX/XX/XXXX	XX/XX/XXXX	Reduced the sales price on the Property page from XXX to XXX which was the XXX difference between the XXX in Seller Credits and XXX in Closing Costs.
128	Property Zip Code	XX/XX/XXXX	XX/XX/XXXX	Confirmed the Note reflects the zip code of XXX
128	Occupancy	XX/XX/XXXX	XX/XX/XXXX	Confirmed subject XXX is XXX.
128	Property Type	XX/XX/XXXX	XX/XX/XXXX	Confirmed XXX per appraisal is XXX.
128	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Confirmed qualifying total debt income ratio is XXX%. DTI also matches DU #XXX, dated XXX/XXX/XXX.
167	Property Type	XX/XX/XXXX	XX/XX/XXXX	XXX updated as per Appraisal. and avm
148	Property Address	XX/XX/XXXX	XX/XX/XXXX	Updated as Per Note.

Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
312	Property Address	XX/XX/XXXX	XX/XX/XXXX	Confirmed with note
158	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	QM total debt to income ratio calculates to XXX% below AUS of XXX% AUS did not calculate borrower ! additional income of XXX of other income, used XXX in order to match AUS income.
161	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX
172	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX
310	Property Address	XX/XX/XXXX	XX/XX/XXXX	Confirmed per Note
310	Application Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed Per Initial 1003
310	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI is higher due to lender omitting the hazard insurance on the REO.
315	Property Address	XX/XX/XXXX	XX/XX/XXXX	XXX matches Note pg. XXX
325	Property Address	XX/XX/XXXX	XX/XX/XXXX	XXX is updated per the note
325	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX has been updated per the AUS.
330	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Per final submission #XXX, page XXX the final DTI was XXX%
320	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI of XXX% is slightly higher than Lender at XXX% due to the lender removed all liabilities
178	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI variance sourced to difference in calculation of Borrower 1 income. Lender calculated XXX while audit calculated XXX sourced from income documents provided.
185	Property Address	XX/XX/XXXX	XX/XX/XXXX	Street is spelled out on the note
265	Property Address	XX/XX/XXXX	XX/XX/XXXX	Confirmed the word South as spelled out and not abbreviated as S as per the Note
265	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI of XXX% and Lender XXX% appears to be a rounding issue
192	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Upon receipt of WVOE, B2 base/OT/bonus calculation lower than what was used to qualify. Not material-remained within allowed variance.
222	Property Address	XX/XX/XXXX	XX/XX/XXXX	Verified per Note, the True Data, XXX represented as XXX XXX. The lenders Tape Data is XXX XXX. This is due to a Tape Data abbreviating Road.
269	Note Date	XX/XX/XXXX	XX/XX/XXXX	Verified with the Note, it is dated APRIL XXX
269	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI discrepancy due to the following: Reviewer IS NOT using lenders calculation of the monthly Bonus income XXX as it is not supported by the income documents. Reviewer is using Previous XXX Yrs AVG of XXX
331	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Verified, the lender’s final AUS reflects the DTI as XXX%
224	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Auditor verified all income and monthly obligations. The DTI matches lenders XXX%. LM rounded up to XXX.
267	Property Type	XX/XX/XXXX	XX/XX/XXXX
267	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX
268	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX% does not match DTI of XXX% due to lender did not include 2nd lien in the amount of XXX for property at XXX XXX in DTI calculations, adding debt is causing DTI to increase.

Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
332	Property Address	XX/XX/XXXX	XX/XX/XXXX	DRIVE IS SPELLED OUT
332	Application Date	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX
340	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Validated all debts and income and documented any variations frm lender’s calc.
348	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Verified, the lender’s AUS reflect the DTI as XXX%
233	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Auditor verified all income and monthly obligations including PITIA on previous primary. Using auditors calculation the RSU income was lower than used by the lender, but DTI still within guidelines.
262	Qualifying FICO	XX/XX/XXXX	XX/XX/XXXX	XXX mid score used to qualify
263	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX of XXX% does not match XXX DTI of XXX% due to Audited rental calculations of XXX and lender’s calculations of $XXX.
317	Property Address	XX/XX/XXXX	XX/XX/XXXX	See Note
317	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Rounding
322	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Verified from income divided by assets audit.
339	Property Address	XX/XX/XXXX	XX/XX/XXXX	Confirmed street as spelled out and not abbreviated as St., as per the Note
293	Application Date	XX/XX/XXXX	XX/XX/XXXX	Updated as per Initial and E-consent document
293	Loan Program	XX/XX/XXXX	XX/XX/XXXX	Updated as per Matrix
337	Loan Program	XX/XX/XXXX	XX/XX/XXXX	As per welcome email updated the XXX
338	Loan Program	XX/XX/XXXX	XX/XX/XXXX	Confirmed the XXX as per the Lender Approval
342	Loan Program	XX/XX/XXXX	XX/XX/XXXX	As per Welcome email XXX has been selected as XXX
186	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Confirmed audit DTI of XXX%. Audit DTI increased due to calculation of B2’s commission income.
189	Property Address	XX/XX/XXXX	XX/XX/XXXX	Subject XXX matches Appraisal pg. XXX
194	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX
209	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI increased due to RSU calculation. RSU averaged-YTD-$XXX +XXX- XXX + XXX-$XXX/XXX=$XXX
223	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI increased due to bonus calculation. bonus ($XXX+$XXX/XXX=$XXX). RetentionBo-averaged ($XXX+$XXX/XXX=$XXX)
294	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Added XXX liability to XXX which reflects slight LTV.
295	Property Type	XX/XX/XXXX	XX/XX/XXXX	Confirmed Single family with XXX
346	Property Address	XX/XX/XXXX	XX/XX/XXXX	True data reflects address as it is detailed on the Note.
173	Property Address	XX/XX/XXXX	XX/XX/XXXX	XXX confirmed using Note.

Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
179	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Review DTI matches the DU approved by DU. There is no discrepancy. Both DTIs are within guidelines.
202	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX% DTI is less than guideline XXX% DTI (DTI higher than Lender DTI due to lower income for B1)
227	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Auditor total expenses matches XXX-pg XXX $XXX/total income $XXX=XXX% DTI
243	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX
283	Property Address	XX/XX/XXXX	XX/XX/XXXX	Updated as per Note document
283	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	DTI XXX% is round off
304	Property Type	XX/XX/XXXX	XX/XX/XXXX
304	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX
345	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	variance is due to calculation of commission income -
205	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Updated as per documents
206	Property Address	XX/XX/XXXX	XX/XX/XXXX	Matches the Note
206	Property Zip Code	XX/XX/XXXX	XX/XX/XXXX	Leading XXX is missing
206	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	As for docoment
349	Property City	XX/XX/XXXX	XX/XX/XXXX	Confirms with Note.
219	Property Type	XX/XX/XXXX	XX/XX/XXXX	Subject is a XXX property with an HOA, however not a PUD per appraisal report
242	Property Address	XX/XX/XXXX	XX/XX/XXXX	Confirmed the same except capitalization and abbreviation, verified on appraisal in file.
270	Property Address	XX/XX/XXXX	XX/XX/XXXX
333	Property Address	XX/XX/XXXX	XX/XX/XXXX	Updated as per Note Document
354	Property Address	XX/XX/XXXX	XX/XX/XXXX	XXX-Per Note XXX East XXX
351	Application Date	XX/XX/XXXX	XX/XX/XXXX
240	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Updated as per Documents provided. PITIA & Income. Still XXX% is higher
352	Application Date	XX/XX/XXXX	XX/XX/XXXX	Updated as per Initial document
352	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Verified all document
356	Property Address	XX/XX/XXXX	XX/XX/XXXX	Updated as per Note Document
356	Application Date	XX/XX/XXXX	XX/XX/XXXX
266	Property Address	XX/XX/XXXX	XX/XX/XXXX	Confirmed Square as spelled out as per the Note and not abbreviated as Sq.
266	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	Audit DTI of XXX% matched to the Lender’s XXX of XXX% rounded up
279	QM Qualifying Total Debt Income Ratio	XX/XX/XXXX	XX/XX/XXXX	XXX is XXX
347	Property Address	XX/XX/XXXX	XX/XX/XXXX